DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGE AND NET INVESTMENT HEDGES (Details) € in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value assets										$ 8,177,000		$ 77,474,000
Fair value liability										(6,352,000)		184,000
Other comprehensive income, net of taxes	$ (9,594,000)		$ (35,521,000)
Change in OCI	(25,927,000)		(13,971,000)
Income statement			(600,000)
Statements of operations - Finance cost	78,145,000	[1]	59,151,000	[1]	$ 75,682,000
Change in fair value of financial instruments	230,000		$ 675,000		$ 17,535,000
Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Other comprehensive income, net of taxes	0
Change in OCI	0
Statements of operations - Finance cost	(1,863,000)
Change in fair value of financial instruments	$ (748,000)
Itau Bank [member] | BRL, selling currency | Interest rate swaps
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Dec. 11, 2018
Notional or Purchase currency	BRL		BRL
Index	BRL CDI		BRL CDI
Notional in contract currency | R$						R$ 135,000					R$ 245,000
Fair value assets										(1,212,000)		1,330,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 0		$ (780,000)
Change in OCI	(781,000)		8,591,000
Income statement			(96,000)
Statements of operations - Finance cost	954,000
Change in fair value of financial instruments	$ 0
Goldman Sachs Bank [member] | USD, Selling currency | Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Aug. 10, 2022
Notional or Purchase currency	USD
Notional in contract currency | R$						R$ 754,440
Fair value assets										748,000
Other comprehensive income, net of taxes	$ 0
Change in OCI	0
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ (748,000)
ABC Brasil SA [member] | BRL, selling currency | Currency Swap Contract - do not qualify for hedge accounting [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Nov. 24, 2017
Notional or Purchase currency	BRL
Notional in contract currency										12,232,000
Fair value assets										0
Other comprehensive income, net of taxes	$ 0
Change in OCI	0
Statements of operations - Finance cost	(1,863,000)
Change in fair value of financial instruments	0
Cashflow hedges | Interest rate swaps
Disclosure of detailed information about hedges [line items]
Fair value assets										0		1,330,000
Fair value liability										(1,212,000)		0
Net investment hedges
Disclosure of detailed information about hedges [line items]
Fair value assets										2,289,000		75,960,000
Fair value liability												0
Other comprehensive income, net of taxes	(9,594,000)		(34,741,000)
Change in OCI	(25,146,000)		(22,562,000)
Income statement			$ (504,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 518,000
Net investment hedges | Santander Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	MXN		MXN
Notional in contract currency										11,111,000		11,111,000
Fair value assets										0		7,609,000
Fair value liability												0
Other comprehensive income, net of taxes	$ (2,113,000)		$ (4,524,000)
Change in OCI	(2,411,000)		(2,889,000)
Income statement			$ 48,000
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 21,000
Net investment hedges | Santander Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	EUR		EUR
Notional in contract currency										20,000,000		20,000,000
Fair value assets										0		4,786,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 1,742,000		$ (780,000)
Change in OCI	(2,522,000)		(865,000)
Income statement			$ (25,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 88,000
Net investment hedges | Goldman Sachs Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	MXN		MXN
Notional in contract currency										40,000,000		40,000,000
Fair value assets							€ 0					27,430,000
Fair value liability												0
Other comprehensive income, net of taxes	$ (7,600,000)		$ (16,272,000)
Change in OCI	(8,671,000)		(10,392,000)
Income statement			$ 175,000
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ (47,000)
Net investment hedges | Goldman Sachs Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	EUR		EUR
Notional in contract currency										48,000,000		48,000,000
Fair value assets							0					11,483,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 3,587,000		$ (1,864,000)
Change in OCI	(5,452,000)		(2,071,000)
Income statement			$ (52,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 217,000
Net investment hedges | Goldman Sachs Bank [member] | PEN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 18, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Index	PEN		PEN
Notional in contract currency										13,800,000		13,800,000
Fair value assets										84,000		324,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 19,000		$ (40,000)
Change in OCI	(59,000)		103,000
Income statement			$ (78,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 6,000
Net investment hedges | Goldman Sachs Bank [member] | COP, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 18, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Index	COP		COP
Notional in contract currency										7,200,000		7,200,000
Fair value assets										89,000		283,000
Fair value liability												0
Other comprehensive income, net of taxes	$ (88,000)		$ (106,000)
Change in OCI	(19,000)		59,000
Income statement			$ (69,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ (1,000)
Net investment hedges | Goldman Sachs Bank [member] | USD, Selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Aug. 22, 2018
Notional or Purchase currency	PEN
Index	USD
Notional in contract currency | S/									S/ 194,460
Fair value assets										(4,758,000)
Other comprehensive income, net of taxes	$ 4,758,000
Change in OCI	(4,758,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 0
Net investment hedges | Goldman Sachs Bank [member] | MXN-USD [Member]
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Aug. 22, 2018
Notional or Purchase currency	MXN
Index	USD
Notional in contract currency								$ 1,065,060
Fair value assets										7,256,000
Other comprehensive income, net of taxes	$ (7,256,000)
Change in OCI	7,256,000
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 0
Net investment hedges | Nomura International Bank [member] | MXN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	MXN		MXN
Notional in contract currency										23,889,000		23,889,000
Fair value assets										0		16,388,000
Fair value liability												0
Other comprehensive income, net of taxes	$ (4,357)		$ (9,715,000)
Change in OCI	(5,358)		(6,205,000)
Income statement			$ 105,000
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 105
Net investment hedges | Nomura International Bank [member] | EUR, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 20, 2018
Notional or Purchase currency	USD		USD
Index	EUR		EUR
Notional in contract currency										22,000,000		22,000,000
Fair value assets										0		5,223,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 1,620		$ (856,000)
Change in OCI	(2,476)		(951,000)
Income statement			$ (21,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 99
Net investment hedges | Nomura International Bank [member] | USD, Selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Aug. 22, 2018
Notional or Purchase currency	EUR
Index	USD
Notional in contract currency | €							€ 34,109
Fair value assets										7,256,000
Other comprehensive income, net of taxes	$ 382
Change in OCI	(382)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 0
Net investment hedges | BBVA Bank [member] | PEN, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 18, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Index	PEN		PEN
Notional in contract currency										55,200,000		55,200,000
Fair value assets										0		1,301,000
Fair value liability												0
Other comprehensive income, net of taxes	$ 71,000		$ (159,000)
Change in OCI	(229,000)		413,000
Income statement			$ (312,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 23,000
Net investment hedges | BBVA Bank [member] | COP, selling currency
Disclosure of detailed information about hedges [line items]
Maturity Date of Swap Contracts	Jan. 18, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Index	COP		COP
Notional in contract currency										28,800,000		28,800,000
Fair value assets										$ 0		1,133,000
Fair value liability												$ 0
Other comprehensive income, net of taxes	$ (359,000)		$ (425,000)
Change in OCI	(65,000)		236,000
Income statement			$ (275,000)
Statements of operations - Finance cost	0
Change in fair value of financial instruments	$ 7,000

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".